Nature of Business and Significant Events of 2019 (Details) $ in Thousands, $ in Thousands			12 Months Ended
	Mar. 13, 2020 MXN ($) shares	Mar. 13, 2020 USD ($) shares	Dec. 31, 2019 MXN ($)	Mar. 13, 2020 USD ($)	Jul. 28, 2017 MXN ($)
Statement Line Items [Line Items]
Payments related to construction			$ 16,500
Total investment			$ 581,000
Decreased assets					$ 16,513
Increased in liability					60,144
Stockholders equity decreased					$ 76,657
Non-adjusting events after reporting period [Member]
Statement Line Items [Line Items]
Cash obtained	$ 498,445
Shares offered for subscription and payment | shares	2,040	2,040
Net cash proceeds	$ 181,734
Non-adjusting events after reporting period [Member] | US [Member]
Statement Line Items [Line Items]
Cash obtained				$ 22,767
Net cash proceeds		$ 7,519